Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Table [Abstract]
Schedule of Income Tax and Value Added Tax Corresponding to the Years

The statements of income tax and value added tax corresponding to the years indicated in the attached table are subject to review by the tax authorities:

Years open to review by Tax Authority
Entity	Income tax	Value-added tax

Cementos Pacasmayo S.A.A.	2020 / 2022– 2024	Dec. 2020-2024
Cementos Selva S.A.C.	2020 – 2024	Dec. 2020-2024
Distribuidora Norte Pacasmayo S.R.L.	2020 – 2024	Dec. 2020-2024
Empresa de Transmisión Guadalupe S.A.C.	2020 – 2024	Dec. 2020-2024
Salmueras Sudamericanas S.A.	2020 – 2024	Dec. 2020-2024
Calizas del Norte S.A.C. (liquidated during 2022)	2020 – 2022	Dec. 2020-2022
Soluciones Takay S.A.C.	2020 – 2024	Dec. 2020-2024
Corporación Materiales Piura S.A.C.	2020 – 2024	Dec. 2020-2024
Soluciones Crealo 150 S.A.C.	2024	Sep.-Dec. 2024
Vanguardia Constructora del Perú S.A.C.	2024	Oct.-Dec. 2024

Schedule of Plans and Related Expenses

The Peruvian authorities approved the EIS and EAMP presented by the Group for its mining concessions and exploration projects. A detail of plans and related expenses approved is presented as follows:

		Resolution	Year of	Program	Operating year expense
Project unit	Resource	Number	approval	approved	2024	2023	2022
					S/(000)	S/(000)	S/(000)

Rioja	Limestone	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM	2014	EIA	851	879	810
Tembladera	Limestone	RD304-18-PRODUCE/DVMYPE-I/DIGGAM	2018	PAMA	329	320	299

					1,180	1,199	1,109